7. Debt Discount (Details Narrative) (USD $)	12 Months Ended		15 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014
Notes to Financial Statements
Derivative Expense			$ 1,156,193
Interest Expense, Amortized	$ 92,304